12. FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Financial Assets And Liabilities Tables Abstract
Financial assets at fair value through profit and loss
	12.31.2018	12.31.2017
Non current
Shares	422	286
Total non current	422	286

Current
Government bonds	11,234	7,418
Shares	44	-
Investment funds	3,995	14,158
Total current	15,273	21,576

Trade and other receivables
	Note	12.31.2018	12.31.2017
Non Current
CAMMESA Receivable		2,647	4,234
Other		853	9
Trade receivables, net		3,500	4,243

Non Current
Tax credits		503	241
Allowance for tax credits		(11)	(21)
Related parties	17	1,860	1,172
Prepaid expenses		28	30
Financial credit		30	55
Guarantee deposits		1	136
Contractual receivables in Ecuador	6	-	1,474
Receivable for sale of property, plant and equipment		112	99
Natural Gas Surplus Injection Promotion Program		2,671	-
Credit with RDSA	20	766	-
Other		61	15
Other receivables, net		6,021	3,201

Total non current		9,521	7,444

Current
Receivables from energy distribution sales		8,392	9,029
Receivables from MAT		1,035	644
CAMMESA		4,943	4,263
CAMMESA Receivable		574	622
Receivables from oil and gas sales		2,923	1,135
Receivables from refinery and distribution sales		218	1,414
Receivables from petrochemistry sales		2,544	1,364
Related parties	17	384	251
Other		139	201
Allowance for doubtful accounts		(1,266)	(822)
Trade receivables, net		19,886	18,101

Current
Tax credits		1,020	1,905
Advances to suppliers		83	16
Advances to employees		8	37
Related parties	17	201	317
Prepaid expenses		61	102
Receivables for non-electrical activities		539	322
Financial credit		209	123
Guarantee deposits		475	1,555
Natural Gas Surplus Injection Promotion Program		2,667	3,827
Insurance to recover		212	298
Expenses to be recovered		417	548
Credits for the sale of property, plant and equipment		783	573
Other		213	778
Allowance for other receivables		(285)	(235)
Other receivables, net		6,603	10,166

Total current		26,489	28,267

Allowance for the impairment of trade receivables
	Note	12.31.2018	12.31.2017	12.31.2016
At the beginning	4.1	975	790	218
Allowance for impairment		1,266	480	499
Utilizations		(389)	(76)	(59)
Reversal of unused amounts		(31)	(2)	(46)
Gain on net monetary position		(555)	(179)	(92)
Reclasification to assets held for sale		-	(191)	-
Increase for purchases of subsidiaries		-	-	270
At the end of the year		1,266	822	790

Allowance for the impairment of other receivables
	Note	12.31.2018	12.31.2017	12.31.2016
At the beginning	4.1	217	372	655
Allowance for impairment		248	55	97
Decreases		-	(25)	(24)
Incraese for susidiaries acquisition		-	-	154
(Gain) loss on net monetary position		(115)	15	(153)
Reversal of unused amounts		(54)	(161)	(357)
At the end of the year		296	256	372

Cash and cash equivalents
	12.31.2018	12.31.2017
Cash	17	44
Banks	3,133	483
Time deposits	5,947	652
Total	9,097	1,179

Borrowings
Non Current	Note	12.31.2018	12.31.2017

Financial borrowings		9,743	8,785
Corporate bonds		54,927	40,993
CAMMESA financing		4,519	5,017
Related parties	17	-	21
		69,189	54,816

Current

Financial borrowings		11,811	7,527
Corporate bonds		934	1,091
CAMMESA financing		127	-
Related parties	17	29	5
		12,901	8,623

Borrowings maturity and exposure to interest rates
Fixed rate	12.31.2018	31.12.2017

Less than one year	9,032	6,891
One to two years	4,109	812
Two to five years	10,732	11,087
Up to five years	46,825	34,421
	70,698	53,211

Floating rates

Less than one year	2,680	877
One to two years	1,809	901
Two to five years	2,106	3,780
Up to five years	2,430	2,873
	9,025	8,431

Non interest accrues

Less than one year	1,189	855
One to two years	31	-
Two to five years	1,147	784
Up to five years	-	158
	2,367	1,797

Changes in borrowings
	12.31.2018	12.31.2017	12.31.2016
At the beginning	63,439	47,855	19,821
Proceeds from borrowings	9,250	47,130	35,918
Payment of borrowings	(9,057)	(27,650)	(12,654)
Accrued interest	6,766	5,396	5,740
Payment of borrowings' interests	(5,004)	(4,072)	(3,212)
Net foreign currency exchange difference	46,895	8,546	3,723
Increase for subsidiries acquisition	-	-	14,155
Costs capitalized in property, plant and equipment	282	546	516
Decrease through shares of subsidiaries (1)	-	-	(2,493)
Decrease through offsetting with other credits (2)	-	-	(4,125)
Decrease through offsetting with trade receivables	-	(6)	(512)
Gain on net monetary position	(29,974)	(14,301)	(7,250)
Repurchase and redemption of corporate bonds	(448)	(47)	(1,888)
Other financial results	(59)	42	116
At the end of the year	82,090	63,439	47,855

Borrowings composition
Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2018

Corporate bonds:

2022 CB	Edenor	US$	166	Fixed	10%	2022	6,360
Class 4 CB	PAMPA	US$	34	Fixed	6%	10/30/2020	1,291
Class E CB	PAMPA	ARS	607	Fixed	Badlar	11/13/2020	607
T Series CB (1)	PAMPA	US$	741	Fixed	8%	1/24/2027	28,404
Class 1 CB (2)	PAMPA	US$	500	Fixed	7%	7/21/2023	19,228
							55,890
Regulatory:

CAMMESA 2014 Agreement	PAMPA	ARS	855	Variable	CAMMESA	(4)	2,158
CAMMESA Mapro	PAMPA	ARS	174	Variable	CAMMESA	(3)	254
CAMMESA Mapro	CPB	ARS	1,085	Variable	CAMMESA	(3)	2,234
							4,646
Financial loans:

	PAMPA	U$S	17,116	Fixed	Between 2.9% and 7.5%	Feb-2018 to May-2021	17,357
	PAMPA	U$S	1,746	Variable	6% + Libor	May-2024	1,732
	PAMPA	ARS	550	Fixed	Between 22% y 22.25%	Sep-2019 to Oct-2019	561
	Edenor	U$S	1,885	Fixed	Libor + 4.27%	10/11/2020	1,904
							21,554

							82,090

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2017

Corporate bonds:

2022 CB	Edenor	US$	172	Fixed	10%	2022	4,903
Class 4 CB	PAMPA	US$	34	Fixed	6%	10/30/2020	942
Class E CB	PAMPA	ARS	575	Variable	Badlar	11/13/2020	871
Class A CB	PAMPA	ARS	282	Variable	Badlar	10/5/2018	439
T Series CB	PAMPA (1)	US$	500	Fixed	7%	7/21/2023	14,013
Class 1 CB	PAMPA (2)	US$	750	Fixed	8%	1/24/2027	20,942
							42,110
Regulatory:

CAMMESA 2014 Agreement	PAMPA	ARS	855	Variable	CAMMESA	(4)	2,321
CAMMESA Mapro	PAMPA	ARS	140	Variable	CAMMESA	(3)	285
CAMMESA Mapro	CPB	ARS	1,088	Variable	CAMMESA	(3)	2,411
							5,017
Financial loans:

	PAMPA	U$S	352	Fixed	Between 2.9% and 7.5%	Feb-2018 to May-2021	9,786
	PAMPA	U$S	63	Variable	6% + Libor	Sep-2018 to May-2024	1,719
	PAMPA	ARS	2,270	Fixed	Between 22% y 22.25%	Aug-2018 to Oct-2019	3,417
	Edenor	U$S	50	Fixed	Libor + 4.27%	10/11/2020	1,390
							16,312
							63,439

Trade and other payables

Non Current	12.31.2018	12.31.2017

Customer contributions	112	118
Funding contributions for substations	33	89
Customer guarantees	141	149
Trade payables	286	356

ENRE Penalties and discounts	5,097	5,738
Loans (mutuums) with CAMMESA	2,282	2,782
Compensation agreements	251	183
Liability with FOTAE	207	281
Payment agreement with ENRE	37	108
Other	2	9
Other payables	7,876	9,101
Total non current	8,162	9,457

Current	Note	12.31.2018	12.31.2017

Suppliers		9,371	12,826
CAMMESA		11,909	11,214
Customer contributions		15	28
Discounts to customers		37	55
Funding contributions substations		17	12
Customer advances		244	303
Related parties	17	245	117
Other		19	19
Trade payables		21,857	24,574

ENRE Penalties and discounts		1,836	425
Related parties	17	11	17
Advances for works to be executed		14	21
Compensation agreements		481	830
Payment agreements with ENRE		65	93
Other creditors		305	303
Other		187	392
Other payables		2,899	2,081

Total current		24,756	26,655

Financial instruments

As of December 31, 2018	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	34,217	122	34,339	1,671	36,010
Financial assets at amortized cost
Government securities	1,330	-	1,330	-	1,330
Financial assets at fair value through profit and loss
Government securities	-	11,234	11,234	-	11,234
Shares	-	466	466	-	466
Investment funds	-	3,995	3,995	-	3,995
Derivative financial instruments	-	3	3	-	3
Cash and cash equivalents	9,097	-	9,097	-	9,097
Total	44,644	15,820	60,464	1,671	62,135

Liabilities
Trade and other liabilities	22,833	576	23,409	9,509	32,918
Borrowings	82,090	-	82,090	-	82,090
Derivative financial instruments	-	49	49	-	49
Total	104,923	625	105,548	9,509	115,057

As of December 31, 2017	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	31,761	870	32,631	3,080	35,711
Financial assets at amortized cost
Government securities	16	-	16	-	16
Trusts	21	-	21	-	21
Financial assets at fair value through profit and loss
Government securities	-	7,418	7,418	-	7,418
Shares	-	286	286	-	286
Investment funds	-	14,158	14,158	-	14,158
Derivative financial instruments	-	6	6	-	6
Cash and cash equivalents	1,179	-	1,179	-	1,179
Total	32,977	22,738	55,715	3,080	58,795

Liabilities
Trade and other liabilities	26,789	2,783	29,572	6,540	36,112
Borrowings	63,439	-	63,439	-	63,439
Total	90,228	2,783	93,011	6,540	99,551

Income, expenses, gains and losses from financial instruments
As of December 31, 2018	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	3,555	196	3,751	-	3,751
Interest expense	(10,902)	-	(10,902)	(844)	(11,746)
Foreign exchange, net	(32,653)	3,260	(29,393)	(3,156)	(32,549)
Results from financial instruments at fair value	-	2,415	2,415	-	2,415
Discounted value measurement	(2,713)	-	(2,713)	-	(2,713)
Other financial results	363	-	363	(79)	284
Total	(42,350)	5,871	(36,479)	(4,079)	(40,558)

As of December 31, 2017	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	2,076	257	2,333	-	2,333
Interest expense	(8,173)	-	(8,173)	(415)	(8,588)
Foreign exchange, net	(7,138)	1,850	(5,288)	(531)	(5,819)
Results from financial instruments at fair value	-	2,324	2,324	-	2,324
Discounted value measurement	(213)	-	(213)	-	(213)
Other financial results	(167)	-	(167)	(61)	(228)
Total	(13,615)	4,431	(9,184)	(1,007)	(10,191)

Fair value of financial instruments

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and loss
Government securities	11,234	-	-	11,234
Shares	44	-	422	466
Investment funds	3,995	-	-	3,995
Derivative financial instruments	-	3	-	3
Other receivables	122	-	-	122
Total assets	15,395	3	422	15,820

Liabilities
Derivative financial instruments	-	49	-	49
Total liabilities	-	49	-	49

As of December 31, 2017	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and loss
Government securities	7,418	-	-	7,418
Trust	-	-	221	221
Investment funds	14,158	-	-	14,158
Derivative financial instruments	-	5	-	5
Other receivables	870	-	-	870
Total assets	22,446	5	221	22,672

Liabilities
Derivative financial instruments	-	120	-	120
Total liabilities	-	120	-	120